Related party transactions (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total related party transactions	$ 28,979	$ 19,281
Borrowings [Member]
Statement [Line Items]
Total related party transactions	(855)	(728)
Trade And Other Receivables [Member]
Statement [Line Items]
Total related party transactions	53,669	48,967
Trade And Other Payables [Member]
Statement [Line Items]
Total related party transactions	(28,823)	(34,232)
Investments In Financial Asset [member]
Statement [Line Items]
Total related party transactions	$ 4,988	$ 5,274